Equity (Details Narrative) (10-K) - USD ($)					1 Months Ended						6 Months Ended		12 Months Ended
	Sep. 30, 2019	Jul. 22, 2019	May 24, 2019	Nov. 30, 2018	Sep. 30, 2019	May 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Nov. 30, 2018	Oct. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred stock authorized											750,000,000		750,000,000	750,000,000
Preferred stock par value											$ 0.001		$ 0.001	$ 0.001
Preferred stock issued											33,911,991		33,911,991	40,000,000
Preferred stock outstanding											33,911,991		33,911,991	40,000,000
Preferred stock voting rights description											Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock.		Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.
Common stock authorized											2,000,000,000		2,000,000,000	2,000,000,000
Common stock par value											$ 0.001		$ 0.001	$ 0.001
Share price											$ 0.31	$ 0.19
Number of shares of common stock, shares									16,400,000
Compensation expense											$ 843,572	$ 703,249
Proceeds from issuance of common stock											$ 1,000,000
Common stock value		$ 200,000
Options issued											2,000,000	3,000,000	19,700,000
Share based compensation contractual term											4 years 7 months 13 days	0 years	0 years
Share based compensation											$ 843,572	$ 387,999
Unrecognized compensation expense													$ 2,296,485
Market value of share											$ 0.19	$ 0.13	$ 0.33
2019 Equity Incentive Plan [Member]
Common stock reserved for issuance											60,000,000		40,300,000
Number of shares authorised to issuance													60,000,000
Options issued											2,000,000	3,000,000
Share based compensation contractual term											5 years	5 years
Vesting period											4 years
Fair value of options grants											$ 3,967,480
Fortman Insurance Agency, LLC [Member]
Number of shares of common stock, shares					2,845,760
Confidential Settlement Agreement [Member]
Common stock par value			$ 0.1775
Number of shares of common stock, shares			576,489
EMA retained, shares			1,729,468
Proceeds from issuance of common stock			$ 306,981
Confidential Settlement Agreement [Member] | Fortman Insurance Services, LLC [Member]
Number of shares of common stock, shares						2,845,760
Reliance Global Holdings, LLC [Member]
Number of shares exchanged	14,839,011
Altruis Benefits Consulting, LLC [Member]
Number of shares of common stock, shares					11,900,832
Reliance Global Holdings, LLC [Member]
Number of shares transferred										6,584,830
Share price										$ 0.07
The Referral Depot, LLC [Member]
Common stock value		$ 250,000
Number of restricted common stock		2,000,000
Common stock reserved for issuance													2,000,000
The Referral Depot, LLC [Member] | Initial Payment [Member]
Common stock value		$ 50,000
Current Employees [Member] | 2019 Equity Incentive Plan [Member]
Options issued													12,000,000
Share based compensation contractual term													5 years
Vesting period													3 years
Consultants [Member] | 2019 Equity Incentive Plan [Member]
Options issued													4,000,000
Share based compensation contractual term													5 years
Vesting period													3 years
Nonemployee Directors [Member] | 2019 Equity Incentive Plan [Member]
Options issued													700,000
Share based compensation contractual term													5 years
Vesting period													3 years
Service Provider [Member] | 2019 Equity Incentive Plan [Member]
Options issued													3,000,000
Share based compensation contractual term													5 years
Vesting description													One half of these options, or 1,500,000 shares, vested immediately upon issuance; the other half of these options vest on the one-year anniversary of the grant date, or March 14, 2020, unless the Company deems the services provided to be unhelpful, in which case the second half of the options shall be void. The service period per the agreement was from February 2019 to February 2020.
Fair value of options grants													$ 3,343,861
Employees, Directors, and Consultants [Member]
Share based compensation													465,377
Service Providers [Member]
Share based compensation													$ 581,999
Series A Convertible Preferred Stock [Member]
Preferred stock issued											33,911,991		33,911,991
Preferred stock outstanding											33,911,991		33,911,991
Series A Convertible Preferred Stock [Member] | Reliance Global Holdings, LLC [Member]
Number of shares of common stock, shares					2,845,760		3,181,080	54,853,248
Debt conversion, conversion of stock					284,576		318,108	5,485,325
Series A Convertible Preferred Stock [Member] | Reliance Global Holdings, LLC [Member]
Preferred stock par value				$ 0.1799					$ 0.1799
Common stock par value				$ 0.1775					$ 0.1775
Number of shares of common stock, shares				100,000,000
Debt conversion, conversion of stock				10,000,000
Transferred of common stock				500,000
Compensation expense				$ 89,950
EMA retained, shares				576,489
Series A Convertible Preferred Stock [Member] | EMA Financial LLC [Member]
Transferred of common stock				2,305,957
EMA retained, shares				1,729,468
Proceeds from issuance of common stock				$ 306,981